Note 12 - Commitments and Contingencies (Tables)	9 Months Ended
Jul. 31, 2022
Statement Line Items [Line Items]
Disclosure of commitments [text block]
(thousands of Canadian dollars)
	July 31	October 31	July 31
	2022	2021	2021

Loan commitments	$315,757	$296,248	$280,086
Letters of credit	58,732	46,462	51,418

	$374,489	$342,710	$331,504